Schedule I Condensed Non-Consolidated Financial Information of Registrant	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule I Condensed Non-Consolidated Financial Information of Registrant
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS (NOTE 1)
(in thousands of U.S. dollars)

	As at December 31, 2020 $	As at December 31, 2019 $
ASSETS
Current
Cash and cash equivalents	9,604	49,655
Accounts receivable	309	199
Prepaid expenses and other	57	—
Due from affiliates	166,219	249,197
Total current assets	176,189	299,051
Investments in and advances to subsidiaries (note 1)	635,060	756,140
Other assets	9	—
Total assets	811,258	1,055,191
LIABILITIES AND EQUITY
Current
Accounts payable	16,170	13,995
Accrued liabilities	7,269	8,684
Due to affiliates	247,425	351,618
Current portion of long-term debt	—	36,674
Other current liabilities	971	718
Total current liabilities	271,835	411,689
Long-term debt (note 2)	339,933	349,977
Other long-term liabilities	8,183	9,360
Total liabilities	619,951	771,026
Equity
Common stock and additional paid-in capital	1,057,321	1,052,284
Accumulated deficit	(866,014)	(768,119)
Total equity	191,307	284,165
Total liabilities and equity	811,258	1,055,191
The accompanying notes are an integral part of the condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF LOSS (NOTE 1)
(in thousands of U.S. dollars)

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Revenues	—	—	345
Voyage expenses	—	—	20
Operating expenses	—	(412)	(26)
General and administrative expenses	(16,659)	(19,463)	(23,799)
Loss from operations	(16,659)	(19,875)	(23,460)
Interest expense	(37,674)	(46,243)	(60,166)
Interest income	267	1,561	2,839
Impairments of investments and advances (note 1)	(123,753)	(103,420)	(651,473)
Dividend income (note 1)	58,563	62,100	32,751
Other	20,572	(5,662)	(6,008)
Net loss before income taxes	(98,684)	(111,539)	(705,517)
Income tax recovery (expense)	790	7	(208)
Net loss	(97,894)	(111,532)	(705,725)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands of U.S. dollars)

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net loss	(97,894)	(111,532)	(705,725)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(656)	(270)	(2,932)
Impairments of investments and advances	123,753	103,420	651,473
Stock-based compensation	5,165	7,400	7,329
Dividends-in-kind	(31,763)	(10,000)	(10,000)
Other	7,925	19,153	7,661
Change in operating assets and liabilities	8,508	(15,314)	(36,296)
Net operating cash flow	15,038	(7,143)	(88,490)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	—	250,000	120,713
Debt issuance costs	—	(15,029)	—
Scheduled repayments of long-term debt	(36,712)	(480,851)	(85,654)
Prepayments of long-term debt	(18,249)	—	—
Advances from affiliates	—	227,157	39,293
Net proceeds from equity issuances	—	—	103,655
Cash dividends paid	—	(5,523)	(22,081)
Other financing activities	(128)	(637)	(651)
Net financing cash flow	(55,089)	(24,883)	155,275
INVESTING ACTIVITIES
Investments in subsidiaries	—	—	(7,109)
Other investing activities	—	—	(45)
Net investing cash flow	—	—	(7,154)
(Decrease) increase in cash and cash equivalents	(40,051)	(32,026)	59,631
Cash and cash equivalents, beginning of the year	49,655	81,681	22,050
Cash and cash equivalents, end of the year	9,604	49,655	81,681
Supplemental cash flow information (note 3)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
1. Summary of Significant Accounting Policies
Basis of presentation
The accompanying condensed non-consolidated financial information is required by SEC Regulation S-X 5-04 for Teekay Corporation (or Teekay), which requires the inclusion of financial information for Teekay on a stand-alone basis if the restricted net assets of consolidated subsidiaries exceed 25% of total consolidated net assets as of the last day of its most recent fiscal year. The restricted net assets of consolidated subsidiaries was $276.3 million, or 57% of total consolidated net assets, as at December 31, 2020.
Teekay’s investments in subsidiaries are presented in this financial information under the cost method of accounting, whereby Teekay’s investment in subsidiaries is measured initially at cost. Under the cost method of accounting for investments in common stock, dividends are the basis for recognition of earnings from an investment. Under this method, an investor recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The net accumulated earnings of an investee subsequent to the date of investment are recognized by the investor only to the extent distributed by the investee as dividends. Dividends received in excess of earnings subsequent to the date of investment are considered a return of investment and are recorded as reductions of cost of the investment. Teekay received dividends from its subsidiaries of $58.6 million (2020), $62.1 million (2019) and $32.8 million (2018), respectively.
Teekay recognizes an impairment loss on its investments in its subsidiaries when the fair value of its investments is lower than the carrying value. The fair value of Teekay's investments in its subsidiaries is primarily influenced by the publicly-traded price of Teekay LNG's common units, the publicly-traded share price of Teekay Tankers' common shares, and the fair value of the three FPSO units, as of the respective balance sheet dates.
A substantial amount of Teekay’s operating, investing and financing activities are conducted by its affiliates and not reflected in this financial information. The condensed non-consolidated financial information should be read in conjunction with Teekay’s consolidated financial statements.
2. Long-term debt

	December 31, 2020 $	December 31, 2019 $
Senior Notes (8.5%) due January 15, 2020	—	36,712
Senior Notes (9.25%) due November 15, 2022	243,395	250,000
Convertible Senior Notes (5%) due January 15, 2023	112,184	125,000
Total principal	355,579	411,712
Less unamortized discount and debt issuance costs	(15,646)	(25,061)
Total debt	339,933	386,651
Less current portion	—	(36,674)
Long-term portion	339,933	349,977

The Company’s 8.5% senior unsecured notes were due January 15, 2020 with an original aggregate principal amount of $450 million (or the Original Notes). In November 2015, the Company issued an aggregate principal amount of $200 million of the Company’s 8.5% senior unsecured notes due on January 15, 2020 (or the Additional Notes) at 99.0% of face value, plus accrued interest from July 15, 2015. Prior to 2020, the Company repurchased $613.3 million in aggregate principal amount, and in January 2020, the Company repaid all remaining Original Notes and Additional Notes at maturity.

In May 2019, the Company issued $250.0 million in aggregate principal amount of 9.25% senior secured notes at par due November 2022 (or the 2022 Notes). The 2022 Notes are guaranteed on a senior secured basis by certain of the Company's subsidiaries and are secured by first-priority liens on two of Teekay's FPSO units, a pledge of the equity interests in Teekay's subsidiary that owns all of Teekay's common units of Teekay LNG Partners L.P. and all of Teekay’s Class A common shares of Teekay Tankers Ltd. and a pledge of the equity interests in Teekay's subsidiaries that own Teekay Parent's three FPSO units.

The Company may redeem the 2022 Notes in whole or in part at a redemption price equal to a percentage of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date, as follows: 104.625% at any time on or after November 15, 2020, but prior to November 15, 2021; 102.313% at any time on or after November 15, 2021, but prior to August 15, 2022; and 100% at any time on or after August 15, 2022.

On January 26, 2018, the Company completed a private offering of $125.0 million in aggregate principal amount of 5% Convertible Senior Notes due January 15, 2023 (the Convertible Notes). The Convertible Notes are convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represents an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represents a premium of 20% to the concurrent common stock offering price of $9.75 per share. On issuance of the Convertible Notes, $104.6 million of the net proceeds was reflected in long-term debt, including unamortized discount, and is being accreted to $125.0 million over its five-year term through interest expense. The remaining amount of the net proceeds of $16.1 million was allocated to the conversion feature and reflected in additional paid-in capital.
During 2020, the Company commenced repurchasing some of its Convertible Notes and 2022 Notes in the open market. Teekay Parent acquired $12.8 million of the principal of the Convertible Notes for total consideration of $10.5 million and $6.6 million principal of the 2022 Notes for total consideration of $6.2 million, recognizing a gain of $1.5 million in 2020, included in other on the Company's audited statements of loss.
3. Supplemental Cash Flow Information
During 2020, 2019 and 2018, the Company received dividends of $31.8 million, $10.0 million and $10.0 million, respectively, paid-in-kind, which were treated as non-cash transactions in the Company's condensed statement of cash flows.
During 2018, one of the Company's subsidiaries returned capital in the amount of $1.7 million, paid-in-kind, which was treated as a non-cash transaction in the Company's condensed statement of cash flows.